Condensed Consolidated Statements of Financial Postion (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 6,360	$ 6,135
Restricted deposits	34	34
Trade receivables	1,004	657
Other receivables	518	584
Inventory	596	935
Assets held for sale (Rotem1)	228	240
TOTAL CURRENT ASSETS	8,740	8,585
NON-CURRENT ASSETS:
Cash and cash equivalent – long term	380	373
Restricted deposits	82	85
Right-of-use assets, net	1,262	1,462
Property, plant and equipment:
Plant and equipment, net	3,830	1,193
Advances to equipment supplier		685
Total property, plant and equipment	3,830	1,878
TOTAL NON-CURRENT ASSETS	5,554	3,798
TOTAL ASSETS	14,294	12,383
CURRENT LIABILITIES:
Trade payables	556	246
Deferred revenues	379	418
Other payables	918	1,114
Provisions		8
Current maturities of liabilities for royalties	356	260
Current maturities of lease liabilities	622	606
TOTAL CURRENT LIABILITIES	2,831	2,652
NON-CURRENT LIABILITIES
European Investment Bank (“EIB”) loan	4,068	3,965
Lease liabilities	738	959
Liability for royalties	1,792	2,143
TOTAL NON-CURRENT LIABILITIES	6,598	7,067
TOTAL LIABILITIES	9,429	9,719
EQUITY :
Share capital	119	88
Share premium	57,189	52,502
Receipts on account of warrants	3,807	1,487
Capital reserve from transactions with controlling shareholders	54,061	54,061
Capital reserve on share based payments	3,498	2,861
Foreign currency cumulative translation reserve	(1,912)	(1,582)
Accumulated deficit	(111,897)	(106,753)
TOTAL EQUITY	4,865	2,664
TOTAL LIABILITIES AND EQUITY	$ 14,294	$ 12,383